Summary of Significant Accounting Policies - Summary of Ownership Interest in Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Vinci Assessoria Financeira Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%	100.00%
Vinci Equities Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%	100.00%
Vinci Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%	100.00%
Vinci Capital Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%	100.00%
Vinci Gesto de Patrimnio Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%	100.00%
Vinci Real Estate Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	80.00%	80.00%
Vinci Capital Partners GP Limited [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%	100.00%
Vinci USA LLC [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%	100.00%
Vinci GGN De Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%	100.00%
Vinci Infraestrutura Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	80.00%	80.00%
Vinci Financial Ventures (VF2) GP [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%	100.00%
Vinci Capital Partners GP III Limited [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%	100.00%
GGN GP LLC [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Amalfi Empreendimentos e Participaes Ltda. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%